Related Party Balance and Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Amount due to related parties	$ 11,410	$ 37,506
Mr Cong Zhao [Member]
Related Party Transaction [Line Items]
Amount due to related parties		31,578
Ms Xing Xie [Member]
Related Party Transaction [Line Items]
Amount due to related parties	5,512
Mr Xili Huang [Member]
Related Party Transaction [Line Items]
Amount due to related parties	5,898	5,928
Ms Yan Fu [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 43,289	$ 63,403